Pension and Profit Sharing Plans - Additional information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) Employee CompensationPlan	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amendment of pension plan service cost			$ 805
Amendment in pension plan		We amended one of our pension plans during March 2015, which increased our prior service cost by approximately $0.8 million. This amount is included in other comprehensive income and will be recognized in our statement of earnings as pension expense over the next three fiscal years.
Costs relating to employer discretionary contributions		$ 6,200	5,300	$ 4,500
Current actuarial estimates contributions		$ 300	200	200
Number of employees covered under multi-employer pension plans | Employee		60
Number of multi-employer plans | CompensationPlan		5
Collective bargaining agreement for employer covered under multi-employer plans, Expiration ending date		Mar. 31, 2017
Expenses related to Multi employer plans		$ 1,300	$ 1,000	$ 200
Scenario Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expenses related to Multi employer plans	$ 1,300
Salaried Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees fully vesting in employer's contributions made beginning in 2007, requirement years		6 years
Hourly Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees fully vesting in employer's contributions made beginning in 2007, requirement years		3 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Current actuarial estimates contributions for fiscal year 2017		$ 500
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Current actuarial estimates contributions for fiscal year 2017		$ 1,000